Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 16,366,152	$ 820	$ 51,033,533	$ 46,477,079
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	13,407,948		26,295,431	28,572,414
Deferred income tax	(9,334,246)		208,658	(2,688,727)
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	15,250,218		20,843,720	19,898,728
Deferred income tax	$ (2,957,768)		$ 3,685,724	$ 694,664